Significant Accounting and Reporting Policies (Tables)	12 Months Ended
Mar. 31, 2017
Effects of Change in Accounting Principle on Major Line Items and Earnings per Share Amounts in Consolidated Financial Statements

The segment information in the Note 34 “Segment Information” has been restated giving effect to these changes to conform to DAIKYO’s current fiscal year end.

Millions of yen
2015
Adjustments Increase (decrease)
Revenues:
Sales of goods and real estate	¥10,548
Services income	27,960
Other	1,377

Total revenues	39,885

Expenses:
Costs of goods and real estate sold	6,125
Services expense	23,760
Selling, general and administrative expenses	3,804
Other	999

Total expenses	34,688

Operating Income	5,197

Income before Income Taxes and Discontinued Operations	¥8,068

Millions of yen, except for per share amounts
2015
Adjustments Increase (decrease)
Income from Continuing Operations	¥2,184
Net Income	2,184
Net Income Attributable to the Noncontrolling Interests	1,070
Net Income Attributable to ORIX Corporation Shareholders	1,114
Basic EPS	0.84
Diluted EPS	0.86

Millions of yen
2015
Adjustments Increase (decrease)
Net cash provided by operating activities	¥30,919
Net cash provided by (used in) investing activities	3,743
Net cash provided by (used in) financing activities	3,832
Cash and Cash Equivalents at Beginning of Year	(9,260)
Cash and Cash Equivalents at End of Year	29,234